Trade and other receivables	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Trade and other receivables
22. Trade and other receivables

All figures in £ millions	2019	2018
Current
Trade receivables	903	874
Royalty advances	4	5
Prepayments	138	103
Investment in finance lease receivable	25	—
Deferred contract costs	—	1
Accrued income	11	2
Other receivables	194	193

	1,275	1,178

Non-current
Trade receivables	15	30
Royalty advances	—	21
Prepayments	7	13
Investment in finance lease receivable	171	—
Deferred contract costs	—	1
Accrued income	5	10
Other receivables	115	25

	313	100

Accrued income represents contract assets which are unbilled amounts generally resulting from assessments and services revenue streams where revenue to be recognised over time has been recognised in excess of customer billings to date. Impairment charges on accrued income assets are £nil (2018: £nil). The carrying value of the Group’s trade and other receivables approximates its fair value. Trade receivables are stated net of provisions for bad and doubtful debts.
The movements in the provision for bad and doubtful debts are as follows:

All figures in £ millions	2019	2018
At beginning of year	(96)	(116)
Adjustment on initial application of IFRS 9	—	(12)
Exchange differences	3	2
Income statement movements	(35)	(1)
Utilised	36	31

At end of year	(92)	(96)

Concentrations of credit risk with respect to trade receivables are limited due to the Group’s large number of customers, who are internationally dispersed.

The ageing of the Group’s trade receivables is as follows:

All figures in £ millions	2019	2018
Within due date	654	606
Up to three months past due date	155	172
Three to six months past due date	35	72
Six to nine months past due date	9	16
Nine to 12 months past due date	14	24
More than 12 months past due date	51	14

Net trade receivables	918	904

The Group reviews its bad debt provision at least twice a year following a detailed review of receivable balances and historical payment profiles, and assessment of forward looking risk factors. Management believes all the remaining receivable balances are fully recoverable.